Losses Related To The Fire Incident	12 Months Ended
Dec. 31, 2022
Losses related to the fire incident [Abstract]
Losses Related To The Fire Incident
10.	LOSSES RELATED TO THE FIRE INCIDENT
In August 2022, a fire broke out at the Group’s fulfillment center in the Moscow region, spreading to an area of 55,000 square meters and affecting two of the blocks of the three-block warehouse complex. In connection with the incident, the Group incurred losses of 10,165, which included damages to the Group’s merchandise, losses related to disposal, impairment and derecognition of the Group’s property and equipment, and the third parties’ claims and other expenses.

The Group had insurance policies for the goods and other assets stored at the impacted premises, as well as the liability for death, injury, or damage to third-party property. The Group is currently in discussions with the insurance companies over the compensation for the sustained damage. Such compensation, if granted, may not be commensurate with the loss sustained. The Group did not recognize any insurance recoveries in 2022.